Derivative financial instruments - Notional Amounts and Carrying Amounts of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 2,524,542	$ 2,665,436
Derivative financial instruments - assets	22,315	157,267
Derivative financial instruments - liabilities	(141,705)	(40,613)
Swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,234,500	639,640
Carrying amount of the hedging instruments, Asset	525,800	307,800
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	10,805	49,446
Carrying amount of the hedging instruments, Liability	(15,863)	(15,080)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,132,827	987,394
Carrying amount of the hedging instruments, Asset	10,805	11,358
Carrying amount of the hedging instruments, Liability	(2,667)	(790)
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal value	186,288	374,654
Carrying amount of the hedging instruments, Asset	0	38,088
Carrying amount of the hedging instruments, Liability	(13,196)	(14,290)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	11,510	107,821
Carrying amount of the hedging instruments, Liability	(125,842)	(25,533)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,205,427	1,303,388
Carrying amount of the hedging instruments, Asset	11,510	107,821
Carrying amount of the hedging instruments, Liability	$ (125,842)	$ (25,533)